Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000090373 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000090373 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090373 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090373 | Top10HoldingBHP GroupBNY-6144690
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090373 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090373 | Top10HoldingAgnico Eagle MinesBNY-2009823
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090373 | Top10HoldingFreeport-McMoRanBNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090373 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090373 | Top10HoldingFranco-NevadaBNY-B29NF31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090373 | Top10HoldingKobold MetalsBNY-TC9DM8DV3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090373 | Precious: Gold & Silver
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000090373 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000090373 | Reits: Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000090373 | Reits: Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000090373 | Reits: Apartment/Residential
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000090373 | Reits: Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090373 | Base Metals: Copper
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000090373 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000090373 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090373 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000159678 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159678 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159678 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159678 | Top10HoldingBHP GroupBNY-6144690
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159678 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159678 | Top10HoldingAgnico Eagle MinesBNY-2009823
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159678 | Top10HoldingFreeport-McMoRanBNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159678 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159678 | Top10HoldingFranco-NevadaBNY-B29NF31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159678 | Top10HoldingKobold MetalsBNY-TC9DM8DV3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159678 | Precious: Gold & Silver
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000159678 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159678 | Reits: Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159678 | Reits: Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000159678 | Reits: Apartment/Residential
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159678 | Reits: Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000159678 | Base Metals: Copper
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159678 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159678 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159678 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000219347 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219347 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219347 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219347 | Top10HoldingBHP GroupBNY-6144690
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219347 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219347 | Top10HoldingAgnico Eagle MinesBNY-2009823
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219347 | Top10HoldingFreeport-McMoRanBNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219347 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219347 | Top10HoldingFranco-NevadaBNY-B29NF31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219347 | Top10HoldingKobold MetalsBNY-TC9DM8DV3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219347 | Precious: Gold & Silver
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000219347 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219347 | Reits: Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219347 | Reits: Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219347 | Reits: Apartment/Residential
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219347 | Reits: Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219347 | Base Metals: Copper
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219347 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219347 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219347 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.90%